Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Finance Receivables Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finance Receivables of CFEs at Fair Value [Member]
Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Finance Receivables Carried at Fair Value (Details) [Line Items]
Aggregate unpaid principal balance included within finance receivables that are reported at fair value	$ 244,345	$ 361,609
Aggregate fair value of finance receivables that are reported at fair value	214,420	316,998
Finance Receivables at Fair Value [Member]
Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Finance Receivables Carried at Fair Value (Details) [Line Items]
Aggregate unpaid principal balance included within finance receivables that are reported at fair value	331,882	36,207
Aggregate fair value of finance receivables that are reported at fair value	289,428	31,672
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Finance Receivables of CFEs at Fair Value [Member]
Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Finance Receivables Carried at Fair Value (Details) [Line Items]
Unpaid principal balance of receivables within finance receivables that are reported at fair value and are on nonaccrual status (90 days or more past due)	5,969	6,700
Aggregate fair value of receivables carried at fair value that are on nonaccrual status (90 days or more past due)	5,228	5,921
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Finance Receivables at Fair Value [Member]
Financial Instruments and Fair Value Measurements - Schedule of Other Relevant Data Related to Finance Receivables Carried at Fair Value (Details) [Line Items]
Unpaid principal balance of receivables within finance receivables that are reported at fair value and are on nonaccrual status (90 days or more past due)	3,663	717
Aggregate fair value of receivables carried at fair value that are on nonaccrual status (90 days or more past due)	$ 2,551	$ 544